SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Revenue	$ 92,227	$ 66,178
Customer 1
Statement [Line Items]
Revenue	87,761	58,754
Customer 2
Statement [Line Items]
Revenue	3,194	6,218
Other Customer
Statement [Line Items]
Revenue	$ 1,272	$ 1,206